Income Taxes (Details) - Schedule of income tax expense differs from the amount	9 Months Ended
Oct. 31, 2021 USD ($)
Schedule of income tax expense differs from the amount [Abstract]
Loss before income taxes	$ (2,112,000)
Statutory income tax rate	27.00%
Income tax benefit computed at statutory tax rate	$ (570,000)
Items not deductible for income tax purposes	307,000
Unrecognized benefit of deferred income tax assets	263,000
Income tax benefit